Accounts Receivable, Net - Schedule of Unsatisfied Performance Obligation (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	$ 6,026,409	$ 4,058,084
Less than 1 year [Member}
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	3,244,136	2,270,362
From 1 to 2 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	2,045,793	1,061,866
From 2 to 3 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	725,765	585,489
From 3 to 4 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation	10,715	129,652
From 4 to 5 years [Member]
Schedule of Unsatisfied Performance Obligation [Line Items]
Performance obligation		$ 10,715